Revenue Recognition	12 Months Ended
Dec. 31, 2018
Revenue Recognition
REVENUE RECOGNITION
NOTE 19:-	REVENUE RECOGNITION

The Company adopted ASC 606 on January 1, 2018 for all open contracts at the date of initial application, and applied the standard using modified retrospective approach, with the cumulative effect of applying ASC 606 recognized as an adjustment to the opening retained earnings balance. Results for reporting periods beginning after January 1, 2018 are presented under ASC 606, while prior period amounts are not adjusted and continue to be reported under the accounting standards in effect for the prior period.

The following table includes estimated revenue expected to be recognized in future periods related to performance obligations that are unsatisfied or partially unsatisfied at the end of the reporting period and are part of a contract that has an original expected duration of more than one year:

	2019	2020	2021 and thereafter
Software license and related revenues and consulting services	$5,281	$5,183	$969

The following table includes the impact of the adoption of ASC 606 on the Company’s financial statements. There was no material impact on other line items of statements of income and balance sheets:

	Year ended December 31, 2018
	As reported	Balance without adoption ASC 606	Effect of change higher/ (lower)
	(U.S. dollars in thousands)

Revenue	$284,375	$282,263	$2,112
Taxes on income	7,071	6,809	262
Net income	24,776	22,926	1,850
Net income attributable to Magic Software Enterprises’ shareholders	$19,883	$18,033	$1,850

Basic and diluted earnings per share	0.39	0.35	0.04

	December 31, 2018
	As reported	Balance without adopting ASC 606	Effect of change higher/(lower)
	(U.S. dollars in thousands)

Trade receivables (net of allowance for doubtful accounts)	$90,274	$87,853	$2,421
Other accounts receivable and prepaid expenses	7,029	8,984	(1,955)
Other long-term receivables	6,363	4,717	1,646
Accrued expenses and other accounts payable	24,458	24,196	262

Total equity attributable to Magic Software Enterprises’ shareholders	$243,956	$242,106	$1,850

The most significant impact of the new standard relates to term-license arrangements. Under ASC 605, the Company recognized both the term-license and post contract support revenues ratably over the contract period whereas under the new revenue standard term-license revenues  are considered as a separate performance obligation and recognized upon delivery and the associated post contract support revenues are recognized over the contract period.

There was no material impact on other line items of consolidated statements of income, consolidated balance sheets and no impact on the Company’s cash from or used in operating, financing, or investing activities in consolidated cash flows statements.

For disaggregation of revenue, refer to note 18.

Contract balances:

The following table provides information about trade receivables, contract assets (unbilled receivables) and contract liabilities (deferred revenues) from contracts with customers (in thousands):

	December 31,
	2017	2018

Trade receivables (net of allowance for doubtful accounts)	$82,051	$90,274
Deferred revenues	$5,586	$4,857

Trade receivable are recorded when the right to consideration becomes unconditional, and an invoice is issued to the customer. Unbilled receivables related to the Company’s contractual right to consideration for services performed and not yet invoiced.

Billing terms and conditions generally vary by contract type. Amounts are billed as work progresses in accordance with agreed-upon contractual terms, either at periodic intervals (e.g., monthly or quarterly) or upon achievement of contractual milestones.

Deferred revenues represent contract liabilities, and include unearned amounts received under contracts with customers and not yet recognized as revenues.

During the year ended December 31, 2018, the Company recognized $5,586 that was included in deferred revenues (short-term contract liability) balance at January 1, 2018.